INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0%
	AUTOMOTIVE — 0.5%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	$ 973,294
1,000,000	BorgWarner, Inc.	5.4000	08/15/34	1,018,090
				1,991,384
	BANKING — 0.7%
1,000,000	First-Citizens Bank & Trust Company	6.1250	03/09/28	1,038,498
1,000,000	Regions Financial Corporation	1.8000	08/12/28	935,737
1,000,000	Zions Bancorp NA	3.2500	10/29/29	928,160
				2,902,395
	BEVERAGES — 0.5%
1,000,000	Coca-Cola Consolidated, Inc.	5.2500	06/01/29	1,033,131
1,000,000	Coca-Cola Consolidated, Inc.	5.4500	06/01/34	1,038,644
				2,071,775
	BIOTECH & PHARMA — 0.2%
1,000,000	Royalty Pharma plc	1.2000	09/02/25	1,000,000

	CHEMICALS — 1.0%
1,000,000	Albemarle Corporation	4.6500	06/01/27	1,000,497
1,000,000	Albemarle Corporation	5.0500	06/01/32	979,213
1,000,000	Cabot Corporation	5.0000	06/30/32	1,008,406
1,000,000	LYB International Finance III, LLC	1.2500	10/01/25	997,184
				3,985,300
	COMMERCIAL SUPPORT SERVICES — 4.2%
1,000,000	Cintas Corp No 2	3.7000	04/01/27	995,056
1,000,000	Cintas Corp No 2	4.0000	05/01/32	973,933
1,000,000	Republic Services, Inc.	3.3750	11/15/27	989,014
7,900,000	Republic Services, Inc.	3.9500	05/15/28	7,898,393
1,000,000	Republic Services, Inc.	2.3000	03/01/30	924,735
1,000,000	Republic Services, Inc.	1.4500	02/15/31	860,632
1,000,000	Republic Services, Inc.	1.7500	02/15/32	853,352
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	1,007,650
1,000,000	Waste Management, Inc.	0.7500	11/15/25	992,241
1,000,000	Waste Management, Inc.	3.1500	11/15/27	983,561
1,000,000	Waste Management, Inc.	4.6250	02/15/33	1,005,901
				17,484,468

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	CONSTRUCTION MATERIALS — 2.5%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	$ 991,197
7,900,000	Carlisle Companies, Inc.	2.7500	03/01/30	7,385,727
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	855,918
1,000,000	Vulcan Materials Company	3.9000	04/01/27	997,337
				10,230,179
	CONTAINERS & PACKAGING — 1.1%
1,000,000	Amcor Finance USA, Inc.	3.6250	04/28/26	994,862
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	1,004,985
1,000,000	Amcor Flexibles North America, Inc.	2.6300	06/19/30	919,575
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	905,423
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	919,173
				4,744,018
	DIVERSIFIED INDUSTRIALS — 2.8%
1,000,000	Dover Corporation	3.1500	11/15/25	996,705
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	988,978
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	1,003,926
7,900,000	Parker-Hannifin Corporation	3.2500	06/14/29	7,661,768
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	1,014,132
				11,665,509
	ELECTRIC UTILITIES — 4.9%
1,000,000	Avangrid, Inc.	3.8000	06/01/29	983,405
1,000,000	CenterPoint Energy, Inc.	1.4500	06/01/26	978,514
1,000,000	CenterPoint Energy, Inc.	2.9500	03/01/30	939,318
1,000,000	CenterPoint Energy, Inc.	2.6500	06/01/31	906,927
1,000,000	DTE Energy Company	5.8500	06/01/34	1,050,580
1,000,000	Emera US Finance, L.P.	3.5500	06/15/26	991,784
1,000,000	Entergy Arkansas, LLC	3.5000	04/01/26	994,669
1,000,000	Entergy Corporation	0.9000	09/15/25	998,630
1,000,000	Entergy Corporation	1.9000	06/15/28	941,639
1,000,000	Entergy Corporation	2.8000	06/15/30	931,732
1,000,000	Entergy Corporation	2.4000	06/15/31	892,499
7,900,000	Evergy, Inc.	2.9000	09/15/29	7,492,853
1,000,000	Eversource Energy	5.9500	07/15/34	1,049,456

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	ELECTRIC UTILITIES — 4.9% (Continued)
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	$ 947,042
				20,099,048
	ELECTRICAL EQUIPMENT — 5.3%
1,000,000	Amphenol Corporation	5.0500	04/05/27	1,015,555
7,900,000	Amphenol Corporation	4.3500	06/01/29	7,981,776
1,000,000	Amphenol Corporation	2.8000	02/15/30	945,892
1,000,000	Amphenol Corporation	2.2000	09/15/31	884,970
1,000,000	Amphenol Corporation	5.2500	04/05/34	1,033,512
1,000,000	Roper Technologies, Inc.	3.8000	12/15/26	994,023
7,900,000	Trimble, Inc.	4.9000	06/15/28	8,013,828
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,063,512
				21,933,068
	ENGINEERING & CONSTRUCTION — 0.2%
1,000,000	Quanta Services, Inc.	5.2500	08/09/34	1,012,735

	FOOD — 4.7%
1,000,000	Campbell Soup Company	4.1500	03/15/28	999,975
1,000,000	Campbell Soup Company	5.4000	03/21/34	1,015,355
1,000,000	Conagra Brands, Inc.	4.6000	11/01/25	999,548
7,900,000	Conagra Brands, Inc.	1.3750	11/01/27	7,410,481
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	1,011,151
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	987,705
1,000,000	McCormick & Co, Inc.	2.5000	04/15/30	922,909
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	1,009,484
1,000,000	Mondelez International, Inc.	2.6250	03/17/27	977,817
1,000,000	Mondelez International, Inc.	4.7500	02/20/29	1,023,134
1,000,000	Mondelez International, Inc.	2.7500	04/13/30	936,426
1,000,000	Mondelez International, Inc.	4.7500	08/28/34	992,360
1,000,000	The Campbell's Company	5.2000	03/19/27	1,015,851
				19,302,196
	GAS & WATER UTILITIES — 3.7%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	985,314
7,900,000	Atmos Energy Corporation	2.6250	09/15/29	7,464,686
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	864,961

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	GAS & WATER UTILITIES — 3.7% (Continued)
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	$ 1,077,425
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	880,976
1,000,000	Essential Utilities, Inc.	4.8000	08/15/27	1,011,219
1,000,000	Essential Utilities, Inc.	2.7040	04/15/30	928,734
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	1,019,222
1,000,000	NiSource, Inc.	5.4000	06/30/33	1,029,905
				15,262,442
	HOME CONSTRUCTION — 1.7%
1,000,000	DR Horton, Inc.	2.6000	10/15/25	997,578
1,000,000	DR Horton, Inc.	1.3000	10/15/26	969,690
1,000,000	Fortune Brands Innovations, Inc.	3.2500	09/15/29	955,905
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	1,055,772
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,045,553
1,000,000	Mohawk Industries, Inc.	3.6250	05/15/30	964,206
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,089,798
				7,078,502
	INSTITUTIONAL FINANCIAL SERVICES — 1.9%
7,900,000	Cboe Global Markets, Inc.	3.6500	01/12/27	7,860,029

	INSURANCE — 3.8%
1,000,000	Globe Life, Inc.	5.8500	09/15/34	1,039,997
7,900,000	Loews Corporation	3.7500	04/01/26	7,875,154
1,000,000	Loews Corporation	3.2000	05/15/30	955,662
1,000,000	Primerica, Inc.	2.8000	11/19/31	903,952
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	964,149
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	1,020,967
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	987,436
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	947,524
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,057,773
				15,752,614
	LEISURE PRODUCTS — 0.2%
1,000,000	Brunswick Corporation	4.4000	09/15/32	940,222

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	MACHINERY — 4.5%
1,000,000	AGCO Corporation	5.4500	03/21/27	$ 1,013,459
1,000,000	AGCO Corporation	5.8000	03/21/34	1,029,525
1,000,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	993,179
1,000,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	983,813
7,900,000	Caterpillar, Inc.	2.6000	09/19/29	7,477,021
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	891,697
1,000,000	CNH Industrial Capital, LLC	1.8750	01/15/26	989,423
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,054,729
1,000,000	Nordson Corporation	5.8000	09/15/33	1,062,562
1,000,000	Stanley Black & Decker, Inc.	6.0000	03/06/28	1,042,265
1,000,000	Stanley Black & Decker, Inc.	2.3000	03/15/30	911,434
1,000,000	Stanley Black & Decker, Inc.	3.0000	05/15/32	896,609
				18,345,716
	MEDICAL EQUIPMENT & DEVICES — 2.8%
1,000,000	Baxter International, Inc.	1.9150	02/01/27	967,577
1,000,000	Baxter International, Inc.	2.2720	12/01/28	938,280
7,900,000	Baxter International, Inc.	3.9500	04/01/30	7,763,523
1,000,000	Baxter International, Inc.	2.5390	02/01/32	869,745
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	918,596
				11,457,721
	METALS & MINING — 2.2%
1,000,000	Newmont Corporation	2.8000	10/01/29	955,215
1,000,000	Newmont Corporation	2.2500	10/01/30	908,675
7,900,000	Newmont Corporation	2.6000	07/15/32	7,065,462
				8,929,352
	OIL & GAS PRODUCERS — 9.7%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,048,679
1,000,000	Continental Resources, Inc.	4.3750	01/15/28	994,099
1,000,000	Devon Energy Corporation	5.8500	12/15/25	1,000,226
1,000,000	Devon Energy Corporation	4.5000	01/15/30	1,000,641
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,156,687
1,000,000	Devon Energy Corporation	5.2000	09/15/34	980,300
1,000,000	Diamondback Energy, Inc. B	3.2500	12/01/26	988,440
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	964,128

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	OIL & GAS PRODUCERS — 9.7% (Continued)
7,900,000	Diamondback Energy, Inc.	3.1250	03/24/31	$ 7,305,524
1,000,000	EOG Resources, Inc.	4.1500	01/15/26	998,967
1,000,000	EQT Corporation	5.7000	04/01/28	1,033,750
1,000,000	EQT Corporation	7.0000	02/01/30	1,088,024
1,000,000	EQT Corporation	5.7500	02/01/34	1,035,421
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	1,003,727
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,158,155
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	1,011,823
1,000,000	ONEOK, Inc.	5.8500	01/15/26	1,003,698
1,000,000	ONEOK, Inc.	4.0000	07/13/27	996,706
1,000,000	Ovintiv, Inc.	5.3750	01/01/26	1,000,292
1,000,000	Targa Resources Corporation	6.1500	03/01/29	1,055,556
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,059,013
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	1,001,074
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,077,602
1,000,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	1,006,301
1,000,000	Valero Energy Corporation	3.4000	09/15/26	991,226
7,900,000	Valero Energy Corporation	4.3500	06/01/28	7,936,066
				39,896,125
	OIL & GAS SERVICES & EQUIPMENT — 0.7%
1,000,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	998,278
1,000,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	997,479
1,000,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	1,006,040
				3,001,797
	REAL ESTATE INVESTMENT TRUSTS — 19.0%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	993,744
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	1,008,512
7,900,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	8,033,821
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	936,462
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	837,745
1,000,000	Boston Properties, L.P.	3.6500	02/01/26	995,531
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	1,000,785
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	958,647
7,900,000	Boston Properties, L.P.	3.2500	01/30/31	7,342,435

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.0% (Continued)
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	$ 858,807
7,900,000	Camden Property Trust	4.9000	01/15/34	7,939,279
1,000,000	Crown Castle, Inc.	3.3000	07/01/30	944,495
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,042,840
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	992,657
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	1,008,074
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	975,968
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	984,724
7,900,000	Extra Space Storage, L.P.	2.5500	06/01/31	7,095,586
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	858,273
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	862,271
1,000,000	Kite Realty Group Trust	4.7500	09/15/30	1,004,196
1,000,000	LXP Industrial Trust	2.7000	09/15/30	910,414
1,000,000	LXP Industrial Trust	2.3750	10/01/31	864,459
1,000,000	Mid-America Apartments, L.P.	4.0000	11/15/25	998,525
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	893,759
1,000,000	NNN REIT, Inc.	2.5000	04/15/30	923,801
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	1,041,330
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	1,008,493
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	958,022
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	870,749
1,000,000	Prologis, L.P.	3.8750	09/15/28	994,510
1,000,000	Prologis, L.P.	2.2500	04/15/30	919,680
1,000,000	Prologis, L.P.	1.2500	10/15/30	865,852
1,000,000	Prologis, L.P.	1.6250	03/15/31	870,396
1,000,000	Public Storage Operating Company	0.8750	02/15/26	984,274
1,000,000	Public Storage Operating Company	3.0940	09/15/27	982,934
1,000,000	Simon Property Group, L.P.	3.3000	01/15/26	995,811
7,900,000	Sun Communities Operating, L.P.	2.3000	11/01/28	7,482,817
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	905,245
1,000,000	UDR, Inc.	3.2000	01/15/30	957,508
1,000,000	UDR, Inc.	2.1000	08/01/32	844,671
1,000,000	Ventas Realty, L.P.	4.1250	01/15/26	998,123
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	988,033

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.0% (Continued)
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	$ 995,318
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	1,003,496
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	1,009,858
1,000,000	WP Carey, Inc.	2.4000	02/01/31	890,981
1,000,000	WP Carey, Inc.	2.2500	04/01/33	828,639
				78,662,550
	RETAIL - CONSUMER STAPLES — 1.9%
7,900,000	Dollar General Corporation	3.8750	04/15/27	7,855,881

	RETAIL - DISCRETIONARY — 2.8%
7,900,000	AutoZone, Inc.	3.7500	06/01/27	7,844,579
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,064,939
1,000,000	Genuine Parts Company	1.8750	11/01/30	879,445
1,000,000	Genuine Parts Company	2.7500	02/01/32	883,930
1,000,000	Tractor Supply Company	5.2500	05/15/33	1,025,472
				11,698,365
	SEMICONDUCTORS — 2.6%
1,000,000	Broadcom, Inc.	3.4590	09/15/26	993,212
1,000,000	Broadcom, Inc.	4.1100	09/15/28	999,624
1,000,000	KLA Corporation	4.1000	03/15/29	1,003,137
1,000,000	KLA Corporation	4.6500	07/15/32	1,009,032
1,000,000	KLA Corporation	4.7000	02/01/34	997,610
1,000,000	Microchip Technology, Inc.	4.2500	09/01/25	1,000,000
1,000,000	QUALCOMM, Inc.	3.2500	05/20/27	990,262
1,000,000	QUALCOMM, Inc.	1.3000	05/20/28	935,190
1,000,000	QUALCOMM, Inc.	2.1500	05/20/30	917,920
1,000,000	QUALCOMM, Inc.	5.4000	05/20/33	1,057,029
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	901,552
				10,804,568
	SOFTWARE — 2.8%
1,000,000	Fortinet, Inc.	1.0000	03/15/26	981,355
7,900,000	Fortinet, Inc.	2.2000	03/15/31	7,039,711
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	1,000,743
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	898,061

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	SOFTWARE — 2.8% (Continued)
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	$ 867,119
1,000,000	Roper Technologies, Inc.	4.7500	02/15/32	1,006,590
				11,793,579
	SPECIALTY FINANCE — 0.2%
1,000,000	Air Lease Corporation	2.8750	01/15/32	896,838

	STEEL — 2.2%
7,900,000	Nucor Corporation	2.7000	06/01/30	7,375,471
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	958,303
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	940,912
				9,274,686
	TECHNOLOGY HARDWARE — 4.2%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	987,154
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	883,486
1,000,000	Jabil, Inc.	4.2500	05/15/27	1,000,505
1,000,000	Jabil, Inc.	3.9500	01/12/28	991,687
7,900,000	Jabil, Inc.	3.6000	01/15/30	7,590,828
1,000,000	Jabil, Inc.	3.0000	01/15/31	917,963
1,000,000	Juniper Networks, Inc.	3.7500	08/15/29	975,976
1,000,000	Juniper Networks, Inc.	2.0000	12/10/30	877,090
1,000,000	Teledyne FLIR, LLC	2.5000	08/01/30	914,121
1,000,000	Western Digital Corporation	2.8500	02/01/29	940,685
1,000,000	Western Digital Corporation	3.1000	02/01/32	891,944
				16,971,439
	TECHNOLOGY SERVICES — 1.4%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	913,957
1,000,000	Equifax, Inc.	2.6000	12/15/25	994,766
1,000,000	Equifax, Inc.	5.1000	12/15/27	1,019,212
1,000,000	MSCI, Inc.(a)	3.6250	11/01/31	931,950
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	999,996
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,057,259
				5,917,140
	TRANSPORTATION & LOGISTICS — 1.2%
1,000,000	CSX Corporation	3.3500	11/01/25	998,017

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS — 1.2% (Continued)
1,000,000	CSX Corporation	3.8000	03/01/28	$ 995,230
1,000,000	CSX Corporation	4.2500	03/15/29	1,004,014
1,000,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	996,835
1,000,000	Ryder System, Inc.	5.2500	06/01/28	1,027,203
				5,021,299
	TRANSPORTATION EQUIPMENT — 0.7%
1,000,000	Westinghouse Air Brake Technologies Corporation	3.4500	11/15/26	990,547
1,000,000	Westinghouse Air Brake Technologies Corporation	4.7000	09/15/28	1,013,125
1,000,000	Westinghouse Air Brake Technologies Corporation	5.6110	03/11/34	1,038,906
				3,042,578
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,000,000	Archer-Daniels-Midland Company	4.5000	08/15/33	989,720

	TOTAL CORPORATE BONDS (Cost $403,827,294)			409,875,238

	TOTAL INVESTMENTS - 99.0% (Cost $403,827,294)			$ 409,875,238
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			3,973,567
	NET ASSETS - 100.0%			$ 413,848,805

LLC	- Limited Liability Company
L.P.	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is $3,933,747 or 1.0% of net assets.